Lease Commitments (Details) - Schedule of right of use asset and liability - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset
Operating lease right of use assets	$ 1,809,293	$ 1,923,082	$ 495,154
Liabilities
Operating lease liabilities, current portion	322,997	384,530	249,284
Operating liabilities, net of current portion	1,524,889	1,570,388	223,985
Total lease liabilities	$ 1,847,886	$ 1,954,918	$ 473,269